Performance Management	Aug. 05, 2025
Scharf ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The Fund has adopted the performance history of the Scharf Fund (the “Scharf Predecessor Fund”), which operated as a mutual fund using the same investment objective and substantially similar principal investment strategies and principal risks, except that the Scharf Predecessor Fund was classified as a “diversified fund” and its principal investment strategy included investing in equity securities of companies of all size market capitalizations, while the Fund is classified as “non‑diversified fund” and its principal investment strategy includes investing in equity securities of mid- and large-capitalization companies. Performance information shown for periods prior to August 22, 2025, is that of the Scharf Predecessor Fund. The bar chart shows the Scharf Predecessor Fund’s performance for the calendar years ended December 31. The table illustrates how the Scharf Predecessor Fund’s average annual returns for one-year, five-years, ten-years, and since inception periods compare with those of a broad measure of market performance and an additional index the Adviser believes reflects the market sectors in which the Fund invests. The Scharf Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.scharfetfs.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	The Scharf Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Adviser believes that the additional index reasonably represents the Fund’s investment strategy.
Bar Chart [Heading]	Annual Returns as of December 31
Bar Chart Closing [Text Block]	For the year-to-date period ended June 30, 2025, the Scharf Predecessor Fund’s total return was 6.69%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 13.16% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -15.60% (quarter ended March 31, 2020).
Year to Date Return, Label [Optional Text]	year-to-date period
Bar Chart, Year to Date Return	6.69%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	13.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(15.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2024 for the Scharf Predecessor Fund)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.scharfetfs.com
Performance Availability Phone [Text]	1-800-617-0004
Scharf Global Opportunity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The Fund has adopted the performance history of the Scharf Global Opportunity Fund (the “Scharf Global Predecessor Fund”), which operated as a mutual fund using the same investment objective and substantially similar principal investment strategies and principal risks, except that the Scharf Global Predecessor Fund was classified as a “diversified fund, while the Fund is classified as “non-diversified fund.” Performance information shown for periods prior to August 22, 2025, is that of the Scharf Global Predecessor Fund. The bar chart shows the Scharf Global Predecessor Fund’s performance for the calendar years ended December 31. The table illustrates how the Scharf Global Predecessor Fund’s average annual returns for one-year, five-years, ten-years, and since inception periods compare with those of a broad measure of market performance. The Scharf Global Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.scharfetfs.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	The Scharf Global Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Returns as of December 31
Bar Chart Closing [Text Block]	For the year-to-date period ended June 30, 2025, the Scharf Global Predecessor Fund’s total return was 9.22%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 15.08% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -18.64% (quarter ended March 31, 2020).
Year to Date Return, Label [Optional Text]	year-to-date period
Bar Chart, Year to Date Return	9.22%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	15.08%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(18.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2024 for the Scharf Global Predecessor Fund)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.scharfetfs.com
Performance Availability Phone [Text]	1-800-617-0004